Significant Accounting Policies - Summary of Estimated Useful Lives of Intangible Assets for Current and Comparative Periods (Detail)	12 Months Ended
Dec. 31, 2022
Customer relationships | Bottom of range [member]
Disclosure of estimated useful lives of intangible assets other than goodwill [Line Items]
Useful life (years)	5 years
Customer relationships | Top of range [member]
Disclosure of estimated useful lives of intangible assets other than goodwill [Line Items]
Useful life (years)	8 years
Trademarks
Disclosure of estimated useful lives of intangible assets other than goodwill [Line Items]
Useful life (years)	5 years
Computer software | Bottom of range [member]
Disclosure of estimated useful lives of intangible assets other than goodwill [Line Items]
Useful life (years)	4 years
Computer software | Top of range [member]
Disclosure of estimated useful lives of intangible assets other than goodwill [Line Items]
Useful life (years)	6 years
Development
Disclosure of estimated useful lives of intangible assets other than goodwill [Line Items]
Useful life (years)	5 years